Equity - Additional Information (Detail) - USD ($)					3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 23, 2020	Jul. 15, 2020	Jul. 06, 2020	Jan. 31, 2019	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2021	Mar. 01, 2020
StockholdersEquityLineItems
Common stock, shares authorized					500,000,000		500,000,000		500,000,000	14,060,001		14,060,001
Common stock, par value					$ 0.001		$ 0.001		$ 0.001	$ 0.001		$ 0.001
Proceeds from issuance of Common stock, net of transaction costs							$ 8,489,082	$ 176,990	$ 2,579,114	$ 5,802,002
Debt conversion, converted instrument, amount									$ 3,655,438	$ 0
Loss on settlement of accounts payable							$ 120,810
Convertible preferred stock, shares authorized					50,000,000		50,000,000		50,000,000
Convertible preferred stock, shares issued					0		0		0
Convertible preferred stock, par value					$ 0.001		$ 0.001		$ 0.001
Warrant, exercise price per share					$ 24.78		$ 24.78		$ 1.09		$ 1.78
Common Stock
StockholdersEquityLineItems
Common stock, shares authorized												20,000,000
Common stock issued, shares					65,526	0	398,647	50,844	171,796	536,354
Proceeds from issuance of Common stock, net of transaction costs					$ 1,436,274	$ 0	$ 8,363,132	$ 176,990	$ 2,579,114	$ 5,802,002
Common shares issued									9,500
Debt conversion, original debt, amount									$ 144,875
Loss on settlement of accounts payable									41,617
Common Stock | Accounts Payable [Member]
StockholdersEquityLineItems
Debt conversion, original debt, amount									$ 103,258
Convertible Series A Preferred Stock [Member]
StockholdersEquityLineItems
Convertible preferred stock, shares authorized									1,000,000	1,000,000
Convertible preferred stock, shares issued									1,000,000	1,000,000
Convertible preferred stock, par value									$ 0.001	$ 0.001
Preferred stock, conversion basis									one share of Common Stock for each preferred share
Convertible preferred stock,liquidation preference per share									$ 1.00
Convertible Series B-1 Preferred Stock [Member]
StockholdersEquityLineItems
Convertible preferred stock, shares authorized									1,050,695	1,050,695
Convertible preferred stock, shares issued									1,050,695	1,050,695
Convertible preferred stock, par value									$ 0.001	$ 0.001
Preferred stock, conversion basis									one share of Common Stock for each preferred share
Convertible preferred stock,liquidation preference per share									$ 7.58
Convertible Series B-1A Preferred Stock [Member]
StockholdersEquityLineItems
Convertible preferred stock, shares authorized									316,848	316,848
Convertible preferred stock, shares issued									316,848	316,848
Convertible preferred stock, par value									$ 0.001	$ 0.001
Preferred stock, conversion basis									one share of Common Stock for each preferred share
Convertible preferred stock,liquidation preference per share									$ 6.82
Convertible Series B-2 Preferred Stock [Member]
StockholdersEquityLineItems
Convertible preferred stock, shares authorized									100,000	100,000
Convertible preferred stock, shares issued									4,167	0
Convertible preferred stock, par value									$ 0.001	$ 0.001
Preferred stock, conversion basis									one share of Common Stock for each share of Series B-2 Convertible Preferred Stock
Convertible preferred stock,liquidation preference per share									$ 12.00
Common stock warrants [Member]
StockholdersEquityLineItems
Warrant issued	139,645	279,291	4,000	8,846
Warrant, exercise price per share	$ 15.25	$ 15.25	$ 15.25	$ 11.00
Warrant expiry date	Oct. 22, 2025	Jul. 14, 2025	Jul. 05, 2023	Jan. 30, 2024
Fair value on the date of issuance	$ 2,693,221	$ 2,689,684	$ 30,536	$ 63,337
Warrant, fair valued price per share	$ 9.64	$ 9.63	$ 7.63	$ 7.16